Shareholder Report	12 Months Ended
Feb. 28, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE TAX-EXEMPT MONEY FUND, INC.
Entity Central Index Key	0000315748
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2026
C000005557
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Money Fund
Class Name	Investor Class
Trading Symbol	PTEXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Exempt Money Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Money Fund - Investor Class	$46	0.45%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.45%
AssetsNet	$ 672,593,000
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 1,112,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$672,593
Number of Portfolio Holdings	196

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Other Municipal Security	50.5%
Variable Rate Demand Notes	25.8
Non-Financial Company Commercial Paper	23.4
Short-Term and Other	0.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
New York State Dormitory Auth., Tender Option Bond Trust Receipts	2.9%
South Carolina Public Service Auth.	2.1
Rhode Island Health & Ed. Building, Brown Univ.	2.0
Vermont Ed. & Health Buildings Fin. Agency, Fletcher Allen Health Care	2.0
Maryland Stadium Auth., Tender Option Bond Trust Receipts	1.8
Illinois Fin. Auth., Northwestern Univ.	1.8
RIB Floater, Tender Option Bond Trust Receipts	1.8
Univ. of Texas, Board of Regents	1.8
Monmouth County Improvement Auth., Governmental Pooled Loan Project	1.8
Louisiana Offshore Terminal Auth., Loop LCC Project	1.7

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Exempt Money Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Municipal Money Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless
C000193189
Shareholder Report [Line Items]
Fund Name	Tax-Exempt Money Fund
Class Name	I Class
Trading Symbol	TERXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Tax-Exempt Money Fund (the "fund") for the period of March 1, 2025 to February 28, 2026.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]	This report describes changes to the fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Exempt Money Fund - I Class	$24	0.24%

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.24%
AssetsNet	$ 672,593,000
Holdings Count | Holding	196
Advisory Fees Paid, Amount	$ 1,112,000
Additional Fund Statistics [Text Block]	What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$672,593
Number of Portfolio Holdings	196

Holdings [Text Block]

Security Allocation (as a % of Net Assets)

Table Summary
Other Municipal Security	50.5%
Variable Rate Demand Notes	25.8
Non-Financial Company Commercial Paper	23.4
Short-Term and Other	0.3

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Table Summary
New York State Dormitory Auth., Tender Option Bond Trust Receipts	2.9%
South Carolina Public Service Auth.	2.1
Rhode Island Health & Ed. Building, Brown Univ.	2.0
Vermont Ed. & Health Buildings Fin. Agency, Fletcher Allen Health Care	2.0
Maryland Stadium Auth., Tender Option Bond Trust Receipts	1.8
Illinois Fin. Auth., Northwestern Univ.	1.8
RIB Floater, Tender Option Bond Trust Receipts	1.8
Univ. of Texas, Board of Regents	1.8
Monmouth County Improvement Auth., Governmental Pooled Loan Project	1.8
Louisiana Offshore Terminal Auth., Loop LCC Project	1.7

Material Fund Change [Text Block]

How has the fund changed?

This is a summary of certain material changes to T. Rowe Price Tax-Exempt Money Fund. Effective August 1, 2026, the fund will change its name to the T. Rowe Price Municipal Money Fund. The fund’s May 1, 2026 prospectus contains more information.

Updated Prospectus Web Address	www.troweprice.com/paperless